Investments in associated companies and joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Disclosure of associates [line items]
Net carrying amount beginning period	€ 165	€ 145
Translation differences	(10)	3
Acquisitions and additions	68	13
Disposals and deductions	(7)
Impairments	(4)	(2)
Share of results, excluding impairments	26
Share of results	22	12	€ 12
Dividends	(5)	(6)	(1)
Net carrying amount end period	233	165	€ 145
HMD
Disclosure of associates [line items]
Net carrying amount end period	€ 63
Voting power				0.00%
Term of non-exclusive license to patents				10 years
Loans and receivables		€ 60